Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Increase in obsolete and slow-moving supplies inventories provision	$ 1.5	$ 2.1
Obsolete and slow-moving supplies inventories provision	15.6	14.1
Inventory write-down	$ 52.9	$ 18.1